Derivatives - Unamortised balance of derivatives valued using models with significant unobservable inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Unamortised balance at 1 Jan	$ 99	$ 97
Deferral on new transactions	191	156
Recognised in the income statement during the year:	(187)	(140)
– amortisation	(85)	(70)
– subsequent to unobservable inputs becoming observable	(2)	(5)
– maturity, termination or offsetting derivative	(100)	(65)
Exchange differences	10	(13)
Other	(7)	(1)
Unamortised balance at 31 Dec	$ 106	$ 99